RIGHT OF USE ASSETS (Tables)	12 Months Ended
May 31, 2026
Disclosure of quantitative information about right-of-use assets [abstract]
Disclosure of Detailed Information About Quantitative Information About Right of Use Assets [Table Text Block]
Total $
Cost:
Balance at May 31, 2024	218,145
Additions	161,949
Disposals	(144,289)
Balance at May 31, 2025	235,805
Additions	472,214
Disposals	(161,949)
Balance at May 31, 2026	546,070
Accumulated Depreciation:
Balance at May 31, 2024	92,603
Charge for the year	53,833
Disposals	(74,549)
Balance at May 31, 2025	71,887
Charge for the year	70,482
Disposals	(76,476)
Balance at May 31, 2026	65,893
Carrying amounts:
At May 31, 2024	125,542
At May 31, 2025	163,918
At May 31, 2026	480,177